Post-employment benefit plans - Healthcare Cost Trend Rates and Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Impact on net post-employment benefit plans cost, increase in assumption	$ 2
Impact on net post-employment benefit plans cost, decrease in assumption	(3)
Impact on post-employment benefit obligation, increase in assumption	55
Impact on post-employment benefit obligation, decrease in assumption	$ (49)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ (79)
Impact on net post-employment benefit plans cost, decrease in assumption	72
Impact on post-employment benefit obligation, increase in assumption	(1,102)
Impact on post-employment benefit obligation, decrease in assumption	$ 1,208
Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Impact on net post-employment benefit plans cost, increase in assumption	$ 53
Impact on net post-employment benefit plans cost, decrease in assumption	(41)
Impact on post-employment benefit obligation, increase in assumption	987
Impact on post-employment benefit obligation, decrease in assumption	(805)
Actuarial assumption of life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on net post-employment benefit plans cost, increase in assumption	36
Impact on net post-employment benefit plans cost, decrease in assumption	(37)
Impact on post-employment benefit obligation, increase in assumption	720
Impact on post-employment benefit obligation, decrease in assumption	$ (721)
Duration of reasonably possible decrease in actuarial assumptions	1 year
Duration of reasonably possible increase in actuarial assumption	1 year